OTHER INFORMATION (Details Narrative)	Dec. 21, 2023	Aug. 31, 2023
Santa Lucia S. A [Member]
IfrsStatementLineItems [Line Items]
Acquired shares percentage		20.00%
Sao Paulo Atlantica [Member]
IfrsStatementLineItems [Line Items]
Acquired shares percentage	51.00%
Atlantica [Member]
IfrsStatementLineItems [Line Items]
Acquired shares percentage	49.00%